UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                ------------------

if amendment report check here     [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Skyline Asset Management, L.P.
          ----------------------------------
Address:  311 South Wacker Drive, Suite 4500
          ----------------------------------
          Chicago, IL 60606
          ----------------------------------

Form 13F File Number:  28-5324
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Deanna B. Marotz
        ---------------------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 913-3953
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Deanna B. Marotz     Chicago, IL                October 24, 2007
    -------------------      -------------------      --------------------
        [Signature]             [City, State]              [Date]

Report Type:

[ ]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[X]  13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1
                                            ---------------------
Form 13F Information Table Entry Total:     69
                                            ---------------------
Form 13F Information Table Value Total:     $1,140,380
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report):(List in alphabetical order)

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

     No.     Form 13F File Number     Name

     1       28-04975            Affiliated Managers Group, Inc.
     ----    ---------------     --------------------------------

                                                   FORM 13F INFORMATION TABLE

      ITEM 1              ITEM 2     ITEM 3      ITEM 4               ITEM 5        ITEM 6       ITEM 7           ITEM 8
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             VOTING AUTHORITY
                         TITLE OF               VALUE       SHARES/   SH/  PUT/   INVESTMENT     OTHER    ----------------------
   NAME OF ISSUER         CLASS      CUSIP     (x$1000)     PRN AMT   PRN  CALL   DISCRETION    MANAGERS  SOLE   SHARED     NONE
-----------------------  --------  ----------  ---------    -------   ---  ----   ----------    --------- ----   ------     ----
3M Company                 COM     88579Y101       $243        2,600             Share-Defined     1               2,600        0
AMIS Holdings, Inc.        COM     031538101    $17,911    1,844,600             Share-Defined     1           1,765,244   79,356
APAC Customer Services,
Inc.                       COM     00185E106       $200       79,500             Share-Defined     1              79,500        0
Acco Brands Corporation    COM     00081T108    $16,853      751,020             Share-Defined     1             718,300   32,720
AirTran Holdings, Inc.     COM     00949P108     $9,425      957,800             Share-Defined     1             915,633   42,167
Alliance Imaging, Inc.   COM NEW   018606202       $453       50,000             Share-Defined     1              47,900    2,100
American Axle & Mfg.
Holdings, Inc.             COM     024061103    $13,463      533,180             Share-Defined     1             509,600   23,580
Arris Group, Inc.          COM     04269Q100    $14,363    1,163,000             Share-Defined     1           1,112,100   50,900
Aspen Insurance
Holdings Limited           SHS     G05384105    $31,820    1,140,100             Share-Defined     1           1,091,200   48,900
B&G Foods, Inc.            CLA     05508R106    $13,545    1,058,230             Share-Defined     1           1,012,600   45,630
Ball Corp.                 COM     058498106       $253        4,700             Share-Defined     1               4,700        0
Benchmark Electronics,
Inc.                       COM     08160H101    $19,001      796,005             Share-Defined     1             758,700   37,305
Big 5 Sporting Goods
Corporation                COM     08915P101    $20,520    1,097,300             Share-Defined     1           1,049,900   47,400
Borland Software
Corporation                COM     099849101     $5,263    1,209,920             Share-Defined     1           1,156,900   53,020
CAI International,
Inc.                       COM     12477X106    $10,738      761,580             Share-Defined     1             729,000   32,580
CBIZ, Inc.                 COM     124805102    $19,144    2,408,000             Share-Defined     1           2,298,100  109,900
Carlisle Companies
Incorporated               COM     142339100    $28,135      578,910             Share-Defined     1             553,400   25,510
Centene Corporation        COM     15135B101    $36,986    1,719,500             Share-Defined     1           1,645,800   73,700
Cincinnati Bell Inc.       COM     171871106    $22,819    4,619,140             Share-Defined     1           4,417,322  201,818
Comfort Systems USA,
Inc.                       COM     199908104    $18,334    1,291,100             Share-Defined     1           1,235,200   55,900
CompuCredit Corporation    COM     20478N100    $12,299      566,500             Share-Defined     1             541,700   24,800
Consolidated Graphics
Inc.                       COM     209341106    $23,213      369,690             Share-Defined     1             353,940   15,750
Cowen Group, Inc.          COM     223621103    $12,123      877,230             Share-Defined     1             839,745   37,485
Crane Co.                  COM     224399105    $30,509      636,000             Share-Defined     1             612,200   23,800
Cytec Industries Inc.      COM     232820100    $31,432      459,600             Share-Defined     1             442,300   17,300
Davita Inc.                COM     23918K108       $208        3,300             Share-Defined     1               3,300        0
Delphi Financial Group,
Inc.                       CLA     247131105    $25,449      629,616             Share-Defined     1             602,457   27,159
Eaton Corporation          COM     278058102       $228        2,300             Share-Defined     1               2,300        0
Edge Petroleum
Corporation                COM     279862106    $12,032      937,100             Share-Defined     1             897,400   39,700
Electronics For
Imaging, Inc.              COM     286082102    $28,489    1,060,647             Share-Defined     1           1,015,085   45,562



      ITEM 1              ITEM 2     ITEM 3      ITEM 4               ITEM 5        ITEM 6       ITEM 7           ITEM 8
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             VOTING AUTHORITY
                         TITLE OF               VALUE       SHARES/   SH/  PUT/   INVESTMENT     OTHER    ----------------------
   NAME OF ISSUER         CLASS      CUSIP     (x$1000)     PRN AMT   PRN  CALL   DISCRETION    MANAGERS  SOLE   SHARED     NONE
-----------------------  --------  ----------  ---------    -------   ---  ----   ----------    --------- ----   ------     ----
Fairchild Semiconductor
Int'l.                     COM     303726103    $20,771    1,111,950             Share-Defined     1           1,063,550   48,400
Financial Federal
Corporation                COM     317492106    $14,582      520,600             Share-Defined     1             497,800   22,800
Five Star Quality Care,
Inc.                       COM     33832D106    $12,486    1,518,980             Share-Defined     1           1,453,700   65,280
Harris Stratex
Networks, Inc.             CLA     41457P106    $12,075      691,194             Share-Defined     1             660,977   30,217
Heidrick & Struggles
Int'l., Inc.               COM     422819102    $18,669      512,170             Share-Defined     1             490,100   22,070
Hercules Technology
Growth Cap                 COM     427096508    $10,706      806,800             Share-Defined     1             771,600   35,200
Horizon Lines Inc.         COM     44044K101    $1,414        46,300             Share-Defined     1              44,200    2,100
IXYS Corporation           COM     46600w106    $10,977    1,052,430             Share-Defined     1           1,006,600   45,830
JPMorgan Chase & Co.       COM     46625H100       $252        5,500             Share-Defined     1               5,500        0
Jos. A. Bank Clothiers,
Inc.                       COM     480838101    $33,400      999,400             Share-Defined     1             956,400   43,000
MCG Capital Corporation    COM     58047P107    $16,867    1,172,100             Share-Defined     1           1,118,844   53,256
MarineMax, Inc.            COM     567908108     $8,640      593,400             Share-Defined     1             567,400   26,000
Mattson Technology         COM     577223100     $8,452      977,100             Share-Defined     1             934,200   42,900
NCI Building Systems,
Inc.                       COM     628852105    $32,383      749,430             Share-Defined     1             717,100   32,330
Perot Systems Corp.        CLA     714265105    $34,463    2,038,040             Share-Defined     1           1,950,740   87,300
Prosperity Bancshares,
Inc.                       COM     743606105    $25,792      777,800             Share-Defined     1             744,100   33,700
Provident Bankshares
Corporation                COM     743859100    $27,409      874,845             Share-Defined     1             837,515   37,330
RAM Holdings, Ltd.         SHS     G7368R104    $12,829    1,379,500             Share-Defined     1           1,319,100   60,400
Reinsurance Group Of
America, Inc.              COM     759351109    $40,527      714,890             Share-Defined     1             684,190   30,700
Rudolph Technologies,
Inc.                       COM     781270103     $7,867      568,810             Share-Defined     1             543,900   24,910
Ryder System, Inc.         COM     783549108    $11,196      228,500             Share-Defined     1             218,600    9,900
SMART Modular
Technologies             ORD SHS   G82245104    $10,835    1,515,440             Share-Defined     1           1,450,920   64,520
SeaBright Insurance
Holdings                   COM     811656107    $20,004    1,171,881             Share-Defined     1           1,121,149   50,732
SkyWest, Inc.              COM     830879102    $21,510      854,600             Share-Defined     1             818,110   36,490
Spherion Corporation       COM     848420105    $16,699    2,021,620             Share-Defined     1           1,933,800   87,820
Super Micro Computer
Inc.                       COM     86800U104     $9,961    1,020,550             Share-Defined     1             975,800   44,750
Syniverse Holdings,
Inc.                       COM     87163F106    $17,932    1,127,820             Share-Defined     1           1,080,400   47,420
Synnex Corporation         COM     87162W100    $19,855      965,700             Share-Defined     1             923,300   42,400
TNS Inc.                   COM     872960109    $15,235      948,610             Share-Defined     1             904,500   44,110
TTM Technologies, Inc.     COM     87305R109    $10,397      898,600             Share-Defined     1             864,500   34,100
Talbots, Inc.              COM     874161102    $12,447      691,480             Share-Defined     1             661,200   30,280
Tennant Company            COM     880345103    $15,709      322,570             Share-Defined     1             308,400   14,170



      ITEM 1              ITEM 2     ITEM 3      ITEM 4               ITEM 5        ITEM 6       ITEM 7           ITEM 8
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             VOTING AUTHORITY
                         TITLE OF               VALUE       SHARES/   SH/  PUT/   INVESTMENT     OTHER    ----------------------
   NAME OF ISSUER         CLASS      CUSIP     (x$1000)     PRN AMT   PRN  CALL   DISCRETION    MANAGERS  SOLE   SHARED     NONE
-----------------------  --------  ----------  ---------    -------   ---  ----   ----------    --------- ----   ------     ----
The Hanover Insurance
Group, Inc.                COM     410867105    $30,509      690,400             Share-Defined     1             661,200   29,200
The Toro Company           COM     891092108    $21,885      372,010             Share-Defined     1             355,900   16,110
TradeStation Group,
Inc.                       COM     89267P105    $13,700    1,173,970             Share-Defined     1           1,123,000   50,970
United Pan Am Financial
Corp.                      COM     911301109     $5,195      630,410             Share-Defined     1             603,410   27,000
Walter Industries, Inc.    COM     93317Q105    $27,584    1,025,430             Share-Defined     1             981,600   43,830
Willis Group Holdings
Limited                    SHS     G96655108       $201        4,900             Share-Defined     1               4,900        0
iStar Financial Inc.       COM     45031U101    $33,514      986,000             Share-Defined     1             943,300   42,700

TOTAL                                        $1,140,380